Document and Entity Information Document	May 27, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	May 27, 2025
Document Period End Date	May 27, 2025
Amendment Flag	false
Entity Registrant Name	Hammer Fiber Optics Holdings Corp.
Entity Address, Address Line One	6151 Lake Osprey Drive, Suite 300
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	34240
Entity Incorporation, State Country Name	NV
City Area Code	844
Local Phone Number	413-2600
Entity File Number	000-1539680
Entity Central Index Key	0001539680
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-1032170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false